UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2019

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2019 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

The U.S. stock market shrugged off a bearish correction in the fourth quarter of 2018 on its way to setting record highs throughout 2019. The year started with a laundry list of worries including a government shutdown, prospects for interest rate hikes, concerns over corporate earnings and U.S. China trade disputes. The stock market was fueled by an unemployment rate that has declined to its lowest level since 1969, a reversal in Fed’s outlook to initiate three rate cuts, negative interest rates abroad and resilient corporate earnings.

Investors were able to shrug off numerous warning signs that all is not well globally. Threats of a real war with Iran, U.S. China trade negotiations and tariff wars in conjunction with political dissent and protests in France, Chile, Hong Kong, Lebanon and Iraq all provided a backdrop for a world in turmoil. As the Federal Reserve cut interest rates, the demand for longer term debt pushed yields on the 10-year Treasury note below two-year yields, an inverted yield curve, for the first time since 2007. Often this is a signal that the economy could slip into a recession. At home, special counsel Robert Mueller’s report on Russian meddling in the 2016 election and the impeachment hearings against our President did not damper investors’ enthusiasm for stocks, particularly within the tech sector.

Of note is that while stocks were reaching new highs as this bull market entered its eleventh year, investors were actually investing more into bond funds as U.S. and international stock funds had net outflows over the past year. 2019 marked the end of a decade, the first without a U.S. recession in modern history.

As good as the S&P 500’s return was as of 12/31/19 it was in sharp contrast to the one year return just 3 months prior. For the 12 months ending on October 2, 2019 the S&P 500 Index had returned just 0.8%.

Things are not always the way they appear to be. One needs to investigate how indexes are created to get a better sense of how the stock market performs. Many of the major indexes are capitalization weighted, meaning that each company’s value, or market capitalization, determines how much weight it has in the index. For example, the five largest companies in the S&P 500 index were Apple, Microsoft, Amazon, Facebook and Google owner Alphabet, all tech companies. Combined they accounted for nearly 20% of the market value of the entire index and were very instrumental in the S&P 500’s outstanding performance in 2019. Apple (up 86%) and Microsoft (up 55%) accounted for nearly 15% of the S&P 500’s gains. A rising tide lifts all boats isn’t necessarily true. While all major indexes were up significantly, the same cannot be said for all stocks. Some of the biggest losers were Kohl’s, down 23%, Macy’s, down 45%, Abiomed, down 48%, Gap, down 31%, Warren Buffett backed Kraft Heinz down 27% and Occidental Petroleum lost 34%.

Despite the tweets praising the economy, not everything is as it seems. American manufacturers are sliding into a recession, weighed down by slowing global growth and the trade war with

China. In September a gauge of factory activity registered its weakest reading in more than ten years. Despite low unemployment, wages remained stagnant. The year witnessed a number of work stoppages including a six-week strike by employees at GM and over 160,000 teachers walking the picket lines in West Virginia, North Carolina and California. Reports suggest that 40% of American adults would struggle to come up with $400 in an emergency. While the news media touts record new highs in the stock market, nearly one in three households is classified as financially fragile. A rising stock market is not helping families struggling with their student loan debt, childcare expenses, health care costs and home prices. Home prices are rising faster than wages in roughly 80% of American metro regions.

MH Elite Small Cap Fund of Funds was up 22.6% in 2019 versus the 25.5% return of the Russell 2000 Index. The recent trend of growth stocks outperforming value-oriented investments continued throughout the year. Small cap value funds significantly underperformed small cap growth funds. Our underperformance versus the index can be mostly attributed to the gap in returns between value and growth stock funds. According to Morningstar, the small value category gained 21.4% while small cap growth funds were up 27.7% on average. We will maintain our focus on building a diversified portfolio of funds representing the full spectrum of investment choices within the small cap sector including both value oriented and growth focused funds. While growth investing has been a clear winner in terms of recent performance, we are not performance chasers and will continue to build a balanced portfolio.

Notable changes to the portfolio included trimming our position in T Rowe Price New Horizons due to the recent departure of the portfolio manager, liquidating T Rowe Price QM US Small Cap Growth Equity as the market cap of the fund’s holdings are more representative of a mid-cap growth fund and liquidating Columbia Small Cap Index as it overlapped the positions held within the Vanguard Tax-Managed Small Cap Fund. While we track the Russell 2000 Index as our benchmark for small cap stocks there are other small cap indexes. For example, Vanguard Tax-Managed Small Cap tracks the performance of the S&P Small Cap 600 Index.

MFS New Discovery Value, Baron Discovery, Federated Kaufmann Small Cap, AMG River Road Small Cap Value and Nationwide WCM Focused Small Cap were new additions to the portfolio. Our top performing holdings were Virtus KAR Small Cap Growth (40.3%), T. Rowe Price New Horizons (37.7%), MFS New Discovery Value (33.8%) and Westwood Small Cap Value (27.1%). Our only holding to underperform within its category was growth fund Alger Small Cap Focus with a gain of 24.2%.

MH Elite Fund of Funds was up 25.2% in 2019 versus the 31.4% return of the Russell 1000 Index. The Fund’s performance was more in line with the average annual returns of the Morningstar Mid and Large Cap Fund Categories with a range of gains between 25.0% and 32.5%. Growth funds, with the technology sector up nearly 40%, clearly outperformed value funds. While our funds invest in Apple, Amazon, Facebook, Microsoft and Alphabet, our weightings to these holdings are well under the 20% weighting they have within the S&P 500 Index. Consequently, as we are not performance or momentum chasers, we will underperform an index in this market environment. As we invest in both value and growth investing styles it is expected that our returns would reflect the disparity in fund returns and, naturally, represent more of an average of the two investing styles.

As expected, our growth-oriented funds were our best performers led by Principal Blue Chip (38.8%), Shelton NASDAQ 100 Index (38.3%), Akre Focus (35.4%) and T. Rowe Price Global Technology (34.1%). Primecap Odyssey Aggressive Growth, a long time favorite of ours, had a disappointing year in that it underperformed other growth funds with a gain of 23.5% due to its allocation to several healthcare stocks. The Healthcare sector, as a group, underperformed the overall market. DoubleLine Shiller Enhanced Cape was our only large cap value position to outperform the broader market with a gain of 33.8%. Our weakest performers were Dodge and Cox Stock (24.8%) and Gotham Index Plus (19.4%). The “Plus” in Gotham Index reflects their investment strategy of taking long and short positions.

Changes to the portfolio included replacing Thrivent Mid Cap Stock and Glenmede Large Cap 100 with Columbia Dividend Income, Hillman Value and Vanguard Dividend Growth. We also trimmed our positions in Dodge and Cox Stock and Gotham Index Plus in order to add to several of our other holdings including T. Rowe Price Dividend Growth, Vanguard Tax-Managed Capital Appreciation and DoubleLine Shiller Enhanced Cape.

MH Elite Select Portfolio of Funds was up 20.2%, performing in line with foreign markets in 2019. Around the globe, on average, emerging market funds gained 19.2%, European funds were up 24.7%, Latin America, up 17.5% and the Pacific region was up 19.3%. This is only the second time since 2007 that all three of our equity portfolios were up over 20% in the same calendar year. The only other year was 2009 when our three equity funds were each up over 30% coming out of a recession.

Strong performances from our real estate holdings were, Cohen & Steers Real Estate Securities (31.5%) and MFS Global Real Estate (26.5%). Other top performers were Allianz Global Water (33.1%), T. Rowe Price Emerging Markets Stock (26.5%),  Invesco Oppenheimer Developing Markets (24.3%), Invesco Oppenheimer International Small-Mid Companies (25.1%), MFS International Value (25.9%) and Vanguard International Growth (31.5%) which was repurchased after being liquidated in December 2018 to harvest losses. We also repurchased Brown Capital Management Int’l Small Company as it was also sold in December 2018 to harvest a tax loss.

Underperforming funds, Fidelity Select Chemicals, Oakmark International, T Rowe Price Emerging Market Discovery Stock and Baron Emerging Market were replaced with Tweedy Browne Global Value, Fidelity International Capital Appreciation, Artisan International Small Mid Fund, Artisan Developing World and Virtus KAR Emerging Markets Small Cap.

The fund has a current allocation of 50% invested in Foreign Developed Markets, 22% in Emerging Market funds, 8% in funds within the Natural Resources category, 8% in the Real Estate sector and 12% in other alternative strategies and cash.

MH Elite Income Fund of Funds was up 11.1% in 2019, outperforming the Barclay’s US Aggregate Bond Index return of 8.7%. Our best performing fund categories were Utilities, Emerging Market Bonds, Multi Sector Bonds, High Yield Bonds, Convertibles and Equity Stock Dividend Income while Short Term Bond Funds and Bank Loan Funds underperformed. With three interest rate cuts, 2019 turned out to be the most profitable calendar year for bond fund investors since 2002. Funds focusing on corporate debt benefited the most from the rate cuts while mortgage backed debt securities were not as profitable.

Our best performing holdings were Columbia Convertible Securities (26.6%), Vanguard Utilities Index (24.9%), Vanguard High Dividend Yield Index (24.2%), Fidelity Strategic Dividend and Income (22.5%) Fidelity Capital and Income (18.9%), Vanguard Emerging Market Bond (17.9%), Pimco Investment Grade Corporate Bond (14.7%), Payden Corporate Bond (14.5%), Artisan High Income (14.1%) and Lord Abbett Bond Debenture (13.7%). On the flip side, our weakest performers were Guggenheim Total Return Bond (4.4%), Frost Total Return Bond (5.1%), Virtus Newfleet Multi Sector Short Term Bond (6.4%), Credit Suisse Floating Rate High Income (7.1%) and Pimco Int’l Bond (7.3%).

Changes to the portfolio included replacing Invesco Oppenheimer Senior Floating Rate with Catalyst Floating Rate Income, replaced multi sector bond fund Pimco Income with Pimco Diversified Income, replaced emerging markets bond fund Fidelity New Markets Income (fund manager retired after 24 years) with Vanguard Emerging Market Bond and replaced intermediate term bond fund DoubleLine Total Return Bond with Baird Core Plus Bond. In addition Janus Henderson Developed World Bond was added to the portfolio.

Currently 40% of the portfolio is invested in traditional bond funds with an emphasis on short term, intermediate term and multisector bond funds. The portfolio is further diversified by allocating 8% to High Yield Bond Funds, 7% to Floating Rate/Bank Loan Funds, 7% to Emerging

Market Bond Funds, 10% to World Bond Funds, 25% to alternative income strategies and holding 3% in cash. Alternative strategies include investing in Utilities, Convertible Securities and funds that generate income from stock dividends.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach all within the MH Elite Family of Funds.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious. Market cycles are a persistent theme when it comes to investing. Growth stocks outperformed value significantly for the third year in a row and fourth time in five years. Historically the 1990’s heavily favored growth, the 2000’s favored value and the decade just ended skewed back towards growth. Will the next decade revert to value stocks outperforming growth? Will international stocks dominate the next decade? The 1990’s favored U.S. stocks over foreign stocks. International and emerging markets had superior returns in the 2000’s. U.S. stocks trounced international stocks again from 2010 through 2019. There are also sector cycles to consider. The tech sector was all the rage right before the dot.com bubble burst in 2000. Financial stocks were hot in 2007 before the demise of Lehman Brothers and our last recession. Energy stocks were on a tear in 2008 before oil prices plunged.

The bottom line is a diversified portfolio will help to ensure that losses in one sector or asset class won’t sink your overall portfolio. Stock market losses are inevitable, but fortunately, they are typically not long lasting if investors maintain a diversified portfolio. Every downturn in the market is followed with a recovery period. Despite all the excuses to not be in the market, investors and savers who stay invested are eventually rewarded for their patience and their ability to tune out the noise and let the stock market do its thing, which is to grow in value over time, an investor’s best safeguard to financial success.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders. For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

Chief  Executive Officer and President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2019

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
MFS New Discovery Value Class R6	10.4	Vanguard Tax-Managed Small Cap Adm Class	9.6	Virtus KAR Small-Cap Growth Class I	11.2
Vanguard Small Cap Value Index Adm Class	9.5	PIMCO StocksPLUS Small Class I	9.1	Alger Small Cap Focus Class I	6.5
		Wasatch Small Cap Value Class I	8.8	T. Rowe Price New Horizons	5.6
		AMG River Road Small-Mid Cap Value Class I	6.3	Federated Kaufmann Small Cap Class R6	5.0
		Nationwide WCM Focused Small Cap Class I	4.7	Baron Discovery Retail	3.6
		Westwood Small Cap Class I	4.3

Short-Term Securities and Other Assets – 5.4%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
23%	29%	48%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2019

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2009 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2019
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	22.58%	5.92%	9.01%
Russell 2000 Index	25.53%	8.23%	11.83%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2019

Mutual Funds (94.6%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 852,143
MFS New Discovery Value Class R6	47,304	789,508
Vanguard Tax-Managed Small Cap Adm Class	10,713	726,781
Vanguard Small Cap Value Index Adm Class	12,277	723,008
PIMCO StocksPLUS Small Class I	70,038	692,672
Watash Small Cap Value Class I	82,388	668,990
Alger Small Cap Focus Class I	23,321	492,766
AMG River Road Small-Mid Cap Value Class I	56,856	477,587
T. Rowe Price New Horizons	7,098	421,423
Federated Kaufmann Small Cap Class R6	8,704	380,955
Nationwide WCM Focused Small Cap Class I	13,806	358,682
Westwood Small Cap Class I	18,510	322,073
Baron Discovery Retail	12,618	269,136

Total Mutual Funds (Cost $ 5,777,780)		7,175,724

Short-Term Securities (2.9%)

Fidelity Institutional Money Market Class I 2.25% * (Cost $ 223,200)		223,200

Total Short-Term Securities		223,200

Total Investments in Securities (Cost $ 6,000,980) (97.5%)		7,398,924

Net Other Assets and Liabilities (2.5%)		183,998

Net Assets (100%)		$ 7,582,922

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2019.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2019

Assets

Investments in securities at value (Cost $ 6,000,980)	$ 7,398,924
Cash	160,328
Dividends and interest receivable	31,425

Total Assets	7,590,677

Liabilities

Due to Advisor	7,755

Total Liabilities	7,755

Net Assets	$ 7,582,922

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,000,715)	$ 5,946,623
Distributable earnings (note 4)	1,636,299

Net Assets	$ 7,582,922

Net asset value per share	$ 7.58

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2019

Investment income
Dividend income from underlying funds	$ 43,838
Interest income from underlying funds	21,535
Interest income from money market	8,507
Total investment income	73,880

Expenses
Investment advisory fees	69,743
Administrative service fees	17,436
Total expenses	87,179

Net investment loss	(13,299)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	165,790
Net realized gain from investments	85,864
Net change in unrealized appreciation on investments	1,153,912
Net realized and unrealized gain on investments	1,405,566

Net increase in net assets resulting from operations	$ 1,392,267

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2019 and 2018

	2019	2018
Increase in net assets from operations
Net investment loss	$ (13,299)	$ (34,095)
Capital gain distributions from underlying funds	165,790	322,438
Net realized gain from investments	85,864	110,936
Net change in unrealized appreciation/(depreciation) on investments	1,153,912	(1,139,122)
Net increase/(decrease) in net assets resulting from operations	1,392,267	(739,843)

Distributions to shareholders[1]	(433,374)	(174,932)

Capital share transactions (note 5)	439,310	101,761
Total increase/(decrease)	1,398,203	(813,014)

Net assets at beginning of year	6,184,719	6,997,733
Net assets at end of year	$ 7,582,922	$ 6,184,719

1 Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards.  For the year ended December 31, 2018, total distributions consisted of net investment income of $0, and long term capital gains of $174,932.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2019

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Columbia Dividend Income Class I2	5.2	DoubleLine Shiller Enhanced CAPE Class I	7.3	Akre Focus Class I	7.7
Hillman Value No-Load	5.2	Vanguard Tax-Managed Capital App Adm Class	7.3	Shelton Nasdaq-100 Index Direct	5.6
PIMCO RAE Plus Class I	4.5	T. Rowe Price Dividend Growth	7.2	Loomis Sayles Growth Class Y	5.2
Dodge & Cox Stock	0.6	Vanguard Dividend Growth Inv Class	5.3	Principal Blue Chip Class I	4.7
		Primecap Odyssey Stock	5.2	Fidelity Select Medical Tech & Devices	4.6
		Gotham Index Plus Class I	3.3	T. Rowe Price Blue Chip Growth	4.5
				T. Rowe Price Global Technology	4.3

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
No investments in this category		No investments in this category		Primecap Odyssey Aggressive Growth	6.5

Short-Term Securities and Other Assets – 5.8%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
20%	32%	48%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2019

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2009 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2019
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	25.17%	7.59%	9.48%
Russell 1000 Index	31.43%	11.48%	13.54%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2019

Mutual Funds (94.2%)	Shares	Value

Akre Focus Class I	23,725	$ 1,082,112
DoubleLine Shiller Enhanced CAPE Class I	63,715	1,037,277
Vanguard Tax-Managed Capital App Adm Class	6,216	1,031,420
T. Rowe Price Dividend Growth	18,970	1,011,500
Primecap Odyssey Aggressive Growth	20,344	913,438
Shelton Nasdaq-100 Index Direct	39,886	795,335
Vanguard Dividend Growth Inv Class	24,679	754,201
Columbia Dividend Income Class I2	29,601	735,589
Hillman Value No Load	25,170	733,702
Loomis Sayles Growth Class Y	39,936	732,428
Primecap Odyssey Stock	21,213	731,651
Principal Blue Chip Class I	24,797	663,331
Fidelity Select Medical Tech & Devices	10,761	647,626
T. Rowe Price Blue Chip Growth	5,151	640,481
PIMCO RAE Plus Class I	93,392	633,199
T. Rowe Price Global Technology	37,538	613,739
Gotham Index Plus Class I	28,737	463,532
Dodge & Cox Stock	457	88,504

Total Mutual Funds (Cost $ 9,980,396)		13,309,065

Short-Term Securities (5.9%)

Fidelity Institutional Money Market Class I, 2.25% * (Cost $ 830,918)		830,918

Total Short-Term Securities (Cost $ 830,918)		830,918

Total Investments in Securities (Cost $ 10,811,314) (100.1%)		14,139,983

Net Other Assets and Liabilities (-0.1%)		(6,639)

Net Assets (100%)		$ 14,133,344

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2019.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2019

Assets

Investments in securities at value (Cost $ 10,811,314)	$ 14,139,983
Dividends and interest receivable	9,373

Total Assets	14,149,356

Liabilities

Due to Advisor	14,607
Bank overdraft	1,405

Total Liabilities	16,012

Net Assets	$ 14,133,344

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,900,130)	$ 10,241,080
Distributable earnings (note 4)	3,892,264

Net Assets	$ 14,133,344

Net asset value per share	$ 7.44

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2019

Investment income
Dividend income from underlying funds	$ 123,010
Interest income from money market	16,643
Total investment income	139,653

Expenses
Investment advisory fees	129,754
Administrative service fees	32,438
Total expenses	162,192

Net investment loss	(22,539)

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	411,712
Net realized gain from investments	174,422
Net change in unrealized appreciation on investments	2,305,539
Net realized and unrealized gain on investments	2,891,673

Net increase in net assets resulting from operations	$2,869,134

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2019 and 2018

	2019	2018
Increase in net assets from operations
Net investment loss	$ (22,539)	$ (26,770)
Capital gain distributions from underlying funds	411,712	685,535
Net realized gain/(loss) from investments	174,422	(263,104)
Net change in unrealized appreciation/(depreciation) on investments	2,305,539	(1,443,389)
Net increase/(decrease) in net assets resulting from operations	2,869,134	(1,047,728)

Distributions to shareholders[1]	(422,431)	(404,457)

Capital share transactions (note 5)	(12,827)	457,902
Total increase/(decrease)	2,433,876	(994,283)

Net assets at beginning of year	11,699,468	12,693,751
Net assets at end of year	$ 14,133,344	$ 11,699,468

1 Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards.  For the year ended December 31, 2018, total distributions consisted of net investment income of $100,198, and long term capital gains of 304,259.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2019

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
MFS International Intrinsic Value Class I	8.1	Artisan Developing World Inv Class	5.6	AllianzGl Global Water Class I	4.3
Vanguard International Growth Adm Class	7.6	Invesco Oppenheimer Developing Markets Class Y	5.0	Vanguard Materials Index Adm Class	4.1
PIMCO StocksPLUS Intl (USD-Hedged) Class I	7.2	T. Rowe Price Emerging Markets Stock	4.8
Artisan International Small Mid Inv Class	4.7	Virtus Kar Emerging Markets Small Cap Class I	3.9
Brown Capital Management International Small Co Inv Class	4.5
Fidelty International Capital Appreciation	4.0
Tweedy Browne Global Value	3.8
Invesco Oppenheimer International Small-Mid Co Class Y	3.7

Global Real Estate	%	World Stock	%	Japan Stock	%
Cohen & Steers Real Estate Securities Class I	4.5	Vanguard Global Minimum Volatility Adm Class	5.4	Hennessy Japan Small Cap Inv Class	5.0
MFS Global Real Estate R6	4.5	Lazard Global Listed Infrastructure Class I	4.8

Short-Term Securities and Other Assets – 4.5%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2019

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
MSCI ACWI EX USA IMI $17,367
MH Elite Select Portfolio of Funds $14,701
MH Elite Select Portfolio of Funds
MSCI ACWI exUSAIMI

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2009 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2019
	Average Annual
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	20.19%	3.84%	3.93%
MSCI ACWI EX USA IMI Index	22.24%	6.20%	5.68%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2019

Mutual Funds (95.5%)	Shares	Value

MFS International Intrinsic Value Class I	9,960	$ 475,673
Vanguard International Growth Adm Class	4,370	449,205
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	425,602
Artisan Developing World Inv Class	21,871	333,099
Vanguard Global Minimum Volatility Adm Class	10,913	317,244
Invesco Oppenheimer Developing Markets Class Y	6,522	297,394
Hennessy Japan Small Cap Inv Class	18,540	295,717
T. Rowe Price Emerging Markets Stock	6,104	285,706
Lazard Global Listed Infrastructure Class I	17,902	282,491
Artisan International Small Mid Inv Class	18,090	277,858
MFS Global Real Estate Class R6	15,277	267,657
Cohen & Steers Real Estate Securities Class I	15,168	266,965
Brown Capital Management International Small Co Inv Class	14,961	266,607
AllianzGI Global Water Class I	15,139	252,975
Vanguard Materials Index Adm Class	3,535	241,777
Fidelity International Capital Appreciation	10,204	234,082
Virtus KAR Emerging Markets Small Cap Class I	18,131	230,439
Tweedy Browne Global Value	8,102	226,783
Invesco Oppenheimer International Small-Mid Co Class Y	4,500	214,920

Total Mutual Funds (Cost $ 4,756,858)		5,642,194

Short-Term Securities (2.3%)

Fidelity Institutional Money Market Class I, 2.25% * (Cost $ 133,086)		133,086

Total Short-term Securities (Cost $ 133,086)		133,086

Total Investments in Securities (Cost $ 4,889,944) (97.8%)		5,775,280

Net Other Assets and Liabilities (2.2%)		134,918

Net Assets (100%)		$ 5,910,198

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2019.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2019

Assets

Investments in securities at value (Cost $ 4,889,944)	$ 5,775,280
Cash	115,468
Dividends and interest receivable	25,508

Total Assets	5,916,256

Liabilities

Due to Advisor	6,058

Total Liabilities	6,058

Net Assets	$ 5,910,198

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 970,570)	$ 4,707,751
Distributable earnings (note 4)	1,202,447

Net Assets	$ 5,910,198

Net asset value per share	$ 6.09

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2019

Investment income
Dividend income from underlying funds	$ 119,839
Interest income from money market	6,971
Total investment income	126,810

Expenses
Investment advisory fees	54,741
Administrative service fees	13,685
Total expenses	68,426

Net investment income	58,384

Realized and unrealized gain on investments
Capital gain distributions from underlying funds	78,559
Net realized gain from investments	180,168
Net change in unrealized appreciation on investments	688,843

Net realized and unrealized gain on investments	947,570

Net increase in net assets resulting from operations	$ 1,005,954

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2019 and 2018

	2019	2018
Increase in net assets from operations
Net investment income	$ 58,384	$ 13,236
Capital gain distributions from underlying funds	78,559	163,416
Net realized gain/(loss) from investments	180,168	(92,252)
Net change in unrealized appreciation/(depreciation) on investments	688,843	(1,027,057)
Net increase/(decrease) in net assets resulting from operations	1,005,954	(942,657)

Distributions to shareholders[1]	(103,858)	(142,835)

Capital share transactions (note 5)	(75,139)	244,747
Total increase/(decrease)	826,957	(840,745)

Net assets at beginning of year	5,083,241	5,923,986
Net assets at end of year	$ 5,910,198	$ 5,083,241

1 Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards.  For the year ended December 31, 2018, total distributions consisted of net investment income of $58,149, and long term capital gains of $84,686.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2019

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Frost Total Return Bond Inv Class	4.2	Payden Corporate Bond	5.3	AlphaCentric Income Opportunities Class I	4.1
Virtus Newfleet Multi-Sector Short Term Bond Class I	3.4	PIMCO Investment Grade Credit Bond Class I	5.3	Lord Abbett Bond Debenture Class R6	3.5
		Western Asset Core Plus Bond Class Fl	3.4	PIMCO Diversified Income Class I	3.5
		Baird Core Plus Bond Class I	3.3
		Guggenheim Total Return Bond Class P	2.8

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Vanguard Emerging Markets Bond Adm Class	3.5	T Rowe Price Global Multi-Sector Bond Inv Class	3.9	Fidelity Capital & Income	4.3
Goldman Sachs Emerging Markets Debt Inv Class	3.4	PIMCO International Bond (USD – Hedged) Class I	3.4	Artisan High Income Advisor	3.5
		Janus Henderson Developed World Bond Class T	2.7

Bank Loan	%	Preferred Stock	%	Utilities	%
Catalyst Floating Rate Income Class I	2.9			Vanguard Utilities Index Adm Class	5.4
Credit Suisse Floating Rate High Income Class I	2.7

Income from Stock Dividends	%	Asset Allocation	%	Convertible Securities	%
Vanguard High Dividend Yield Index Adm Class	5.1	Nuveen NWQ Flexible Income Class I	4.4	Columbia Convertible Securities Class I3	5.5
Fidelity Strategic Dividend and Income	4.6

Short-Term Securities and Other Assets – 5.9%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2019

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2019
	Average Annual
	1 Year	5 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	11.10%	3.19%	3.08%
Barclays Capital Aggregate Bond Index	8.71%	3.05%	3.17%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2019

Mutual Funds (94.1%)	Shares	Value

Columbia Convertible Securities Class I3	17,367	$ 392,498
Vanguard Utilities Index Adm Class	5,326	382,133
PIMCO Investment Grade Credit Bond Class I	34,515	376,900
Payden Corporate Bond	32,083	376,013
Vanguard High Dividend Yield Index Adm Class	12,821	362,312
Fidelity Strategic Dividend and Income	21,036	324,794
Nuveen NWQ Flexible Income Class I	13,941	310,329
Fidelity Capital and Income	30,155	309,091
Frost Total Return Bond Inv Class	28,760	297,668
AlphaCentric Income Opportunities Class I	22,191	288,040
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	276,550
Lord Abbett Bond Debenture Class R6	31,196	252,374
PIMCO Diversified Income Class I	22,432	250,113
Artisan High Income Advisor	25,432	248,983
Vanguard Emerging Markets Bond Adm Class	9,570	248,052
Virtus NewFleet Multi-Sector Short Term Bond Class I	51,594	244,040
Western Asset Core Plus Bond Class FI	20,273	242,669
Goldman Sachs Emerging Market Debt Inv Class	19,361	240,469
PIMCO International Bond (USD Hedged) Class I	22,376	239,651
Baird Core Plus Bond Class I	20,326	234,970
Catalyst Floating Rate Income Class I	21,097	203,375
Guggenheim Total Return Bond Class P	7,386	200,074
Janus Henderson Developed World Bond Class T	20,284	195,335
Credit Suisse Floating Rate High Income Class I	28,732	191,356

Total Mutual Funds (Cost $ 6,340,000)		6,687,789

Short-Term Securities (3.0%)

Fidelity Institutional Money Market Class I, 2.25% * (Cost $ 214,646)		214,646

Total Short-term Securities (Cost $ 214,646)		214,646

Total Investments in Securities (Cost $ 6,554,646) (97.1%)		6,902,435

Other Assets (2.9%)		207,434

Net Assets (100%)		$ 7,109,869

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2019.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2019

Assets

Investments in securities at value (Cost $ 6,554,646)	$ 6,902,435
Cash	181,202
Dividends and interest receivable	33,591

Total Assets	7,117,228

Liabilities

Due to Advisor	7,359

Total Liabilities	7,359

Net Assets	$ 7,109,869

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,321,969)	$ 6,789,610
Distributable Income (note 4)	320,259

Net Assets	$ 7,109,869

Net asset value per share	$ 5.38

.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2019

Investment income
Dividend income from underlying funds	$ 73,088
Interest Income from underlying funds	166,539
Interest income from money market	5,573
Total investment income	245,200

Expenses
Investment advisory fees	62,376
Administrative service fees	15,594
Total expenses	77,970

Net investment income	167,230

Realized and unrealized gain (loss) on investments
Capital gain distributions from underlying funds	43,105
Net realized loss from investments	(50,793)
Net change in unrealized appreciation on investments	477,295
Net realized and unrealized gain on investments	469,607

Net increase in net assets resulting from operations	$ 636,837

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2019 and 2018

	2019	2018
Increase in net assets from operations
Net investment income	$ 167,230	$ 135,481
Capital gain distributions from underlying funds	43,105	32,339
Net realized loss from investments	(50,793)	(54,744)
Net change in unrealized appreciation/(depreciation) on investments	477,295	(302,530)
Net increase/(decrease) in net assets resulting from operations	636,837	(189,454)

Distributions to shareholders[1]	(135,481)	(112,356)

Capital share transactions (note 5)	970,162	293,946
Total increase/(decrease)	1,471,518	(7,864)

Net assets at beginning of period	5,638,351	5,646,215
Net assets at end of period	$ 7,109,869	$ 5,638,351

1 Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards.  For the year ended December 31, 2018, total distributions consisted of net investment income of $112,356, and long term capital gains of $0.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2019

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend and interest income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Except for the declared distributions to the shareholders on January 9, 2020 (note 4), management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.76% of average net assets.

For the period ended December 31, 2019 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$69,743
MH Elite Fund of Funds	$129,754
MH Elite Select Portfolio of Funds	$54,741
MH Elite Income Fund of Funds	$62,376

For the period ended December 31, 2019 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$17,436
MH Elite Fund of Funds	$32,438
MH Elite Select Portfolio of Funds	$13,685
MH Elite Income Fund of Funds	$15,594

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2019 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$2,950,000	$1,192,829
MH Elite Fund of Funds	$3,400,000	$2,094,026
MH Elite Select Portfolio of Funds	$2,475,000	$1,407,762
MH Elite Income Fund of Funds	$2,050,000	$929,207

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The components of distributable earnings on a tax basis for each Fund were:

For the year ended December 31, 2019

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$42,817	$43,746	$65,814	$167,230
Undistributed capital gain	$195,538	$519,849	$251,297	$-
Capital loss carry forwards	$-	$-	$-	$(194,760)
Unrealized appreciation/(depreciation)	$1,397,944	$3,328,669	$885,336	$347,789
Total distributable earnings	$1,636,299	$3,892,264	$1,202,447	$320,259

At December 31, 2019, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2020 with an ex and pay date of January 9, 2020.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$42,817	$0.042938	$43,746	$0.023022
Long Term Capital Gain	$195,538	$0.196095	$519,849	$0.273587

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$65,814	$0.067969	$167,230	$0.126501
Long Term Capital Gain	$251,297	$0.259531	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

4.      INCOME TAXES (Continued)

At December 31, 2018, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2019 with an ex and pay date of January 9, 2019.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$-	$-
Long Term Capital Gain	$433,374	$0.464337	$422,431	$0.223397

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$13,236	$0.013456	$135,481	$0.119291
Long Term Capital Gain	$90,622	$0.092127	$-	$-

1 For Federal income tax purposes - short term realized gains are included in ordinary income.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2019. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2019 the net investment losses for the following Funds are:

Small Cap Fund - $13,299               Fund of Funds - $22,539

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2019, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$ -
Long term	$-	$-	$-	$ 194,760
Total	$-	$-	$-	$ 194,760

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018) or expected to be taken in the Funds’ 2019  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

4.      INCOME TAXES (Continued)

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2019, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

Fund	Appreciation	Depreciation	Net Unrealized Appreciation
MH Elite Small Cap Fund of Funds	$1,397,944	$-	$1,397,944
MH Elite Fund of Funds	$3,328,669	$-	$3,328,669
MH Elite Select Portfolio of Funds	$885,336	$-	$885,336
MH Elite Income Fund of Funds	$372,940	$25,151	$347,789

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2019, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	60,256	$ 429,386	37,180	$ 288,877
Shares issued in reinvestment of distributions	67,399	433,374	23,200	174,932
	127,655	862,760	60,380	463,809
Shares redeemed	(60,257)	(423,450)	(48,070)	(362,048)
Net Increase/(Decrease)	67,398	$ 439,310	12,310	$ 101,761

	MH Elite Fund of Funds
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	85,793	$ 579,428	98,144	$ 683,474
Shares issued in reinvestment of distributions	68,800	422,431	58,617	404,457
	154,593	1,001,859	156,761	1,087,931
Shares redeemed	(152,113)	(1,014,686)	(93,139)	(630,029)
Net Increase	2,480	$ (12,827)	63,622	$ 457,902

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	57,389	$ 325,562	61,410	$ 367,931
Shares issued in reinvestment of distributions	19,973	103,858	22,817	142,835
	77,362	429,420	84,227	510,766
Shares redeemed	(90,831)	(504,559)	(45,402)	(266,019)
Net Increase/(decrease)	(13,469)	$ (75,139)	38,825	$ 244,747

	MH Elite Income Fund of Funds
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	202,642	$ 1,058,982	462,422	$2,345,704
Shares issued in reinvestment of distributions	27,593	135,481	21,902	112,356
	230,235	1,194,463	484,324	2,458,060
Shares redeemed	(43,979)	(224,301)	(427,435)	(2,164,114)
Net Increase	186,256	$ 970,162	56,889	$ 293,946

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2019

6.

SECURITIES VALUATIONS (Continued)

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2019:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$ 7,398,924	$ 14,139,983	$ 5,775,280	$ 6,902,435
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 7,398,924	$ 14,139,983	$ 5,775,280	$ 6,902,435

The Funds did not hold any Level 3 investments during the year ended December 31, 2019.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2019. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

  of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds Trust), (collectively the “Funds”) including the schedule of investments, as of December 31, 2019,the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended,and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007

Abington, Pennsylvania

February 26, 2020

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2019

Unaudited

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2019

Unaudited

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2019 through December 31, 2019.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period July 1, 2019 to December 31, 2019 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,058	$6.48	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,080	$6.55	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,068	$6.51	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,032	$6.40	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.76% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

December 31, 2019

 Unaudited

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All independent and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
INDEPENDENT TRUSTEES (c)
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 55	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 74	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 51	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEES
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 64	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None
Vincent Rettino (b) 625 Downer Street Westfield, NJ 07090 44	Interested Trustee	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  Neither the interested Trustees nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION – (Continued)

December 31, 2019

Unaudited

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 68	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 64	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with MH Investment Management, Inc. (the current advisor) occurred at the Board meeting on November 14, 2019. Matters considered by the Board of Trustees in order to approve the investment advisory contract included, but were not limited to:

1.

The Board considered the benefit to shareholders of investing in a fund of funds,

2.

The nature, extent and quality of the services to be provided by the Investment Adviser,

3.

Investment performance,

4.

Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5.

Possible conflicts of interest between the Funds and the Adviser,

6.

Brokerage and portfolio transactions,

7.

Overall fund expenses and expense ratios based on information provided.  The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8.

Sales and redemptions of Fund shares.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the investment advisory contract was unanimously approved.  The investment advisory contact with MH Investment Management Inc. approved at the Board meeting on November 14, 2019 is effective for the period January 1, 2019 through December 31, 2019.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2019

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2019	2018
Audit Fees	$25,115	$25,115
Audit-Related	0	0
Tax Fees	4,000	4,600
All Other Fees	0	0
Total	$29,115	$29,715

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a)Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 26, 2020